Short-Term Debt and Current Portion of Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Debt and Current Portion of Long-Term Debt
15.	Short-term debt and current portion of long-term debt

Short-term debt comprises:

	As of March 31,
	2012		2013
	(In millions)
Buyers credit	Rs.	1,258	Rs.	1,497	US$	27
Other bank loans		9,798		9,270		170
Current portion of long-term debt		5,061		20,875		383

Total	Rs.	16,117	Rs.	31,642	US$	580

Maximum amount of bank debt outstanding during the year	Rs.	15,075	Rs.	21,622	US$	397
Weighted average interest rate		2.57%		3.28%
Unutilized lines of short-term credit	Rs.	5,921	Rs.	11,135	US$	204